Other disclosures - Valuation techniques (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 623	€ 905
Financial Assets and Liabilities Category | Financial liabilities held for trading
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	68,982	81,167
Financial Assets and Liabilities Category | Financial liabilities held for trading | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	12,862	9,863
Financial Assets and Liabilities Category | Financial liabilities held for trading | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	56,120	71,304
Financial Assets and Liabilities Category | Financial liabilities designated at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	54,131	48,038
Financial Assets and Liabilities Category | Financial liabilities designated at fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	3,451	2,118
Financial Assets and Liabilities Category | Financial liabilities designated at fair value through profit or loss | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	50,680	45,920
Financial Assets and Liabilities Category | Hedging derivatives, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	6,573	6,869
Financial Assets and Liabilities Category | Hedging derivatives, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Financial Assets and Liabilities Category | Hedging derivatives, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	6,573	6,869
Financial Assets and Liabilities Category | Financial assets held for trading, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	102,792	114,945
Financial Assets and Liabilities Category | Financial assets held for trading, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	46,807	46,379
Financial Assets and Liabilities Category | Financial assets held for trading, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	55,985	68,566
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4,838	4,486
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,129	1,756
Financial Assets and Liabilities Category | Non-trading financial assets mandatorily at fair value through profit or loss | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,709	2,730
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	56,486	48,717
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,243	2,509
Financial Assets and Liabilities Category | Financial assets designated at fair value through profit or loss, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	54,243	46,208
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	114,505	120,953
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	86,515	91,771
Financial Assets and Liabilities Category | Financial assets at fair value through other comprehensive income | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	27,990	29,182
Financial Assets and Liabilities Category | Hedging derivatives, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	5,430	8,325
Financial Assets and Liabilities Category | Hedging derivatives, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial Assets and Liabilities Category | Hedging derivatives, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	5,430	8,325
Liabilities Under Insurance Contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,014	910
Liabilities Under Insurance Contracts | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Liabilities Under Insurance Contracts | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 1,014	€ 910